Subsequent events (Details Narrative)							1 Months Ended
	Sep. 19, 2026 EUR (€)	May 19, 2025 EUR (€)	Mar. 20, 2025 USD ($) shares	Mar. 20, 2025 EUR (€) shares	Mar. 12, 2025 EUR (€) Integer	Feb. 18, 2025 EUR (€)	Mar. 31, 2024 EUR (€) shares	Jul. 31, 2023 EUR (€) shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding | shares									18,289,866	18,216,958	18,216,858
American Depository Shares [Member]
Subsequent Event [Line Items]
Shares, Issued | shares							72,908	100
Stock Issued							€ 270,885	€ 531
Subsequent Event [Member]
Subsequent Event [Line Items]
Banking Regulation, Total Capital, Actual					€ 32,500,000
Investment, Interest Rate, Paid in Cash					4.00%
Debt Conversion, Description					(i) 55% of the Early Conversion Price will be represented by the weighted average of the official prices of the Company’s ADSs recorded on the Nasdaq Capital Market in the 90 days preceding the Early Conversion Date; and (ii) 45% of the Early Conversion Price will be represented by the official price of the takeover and/or exchange offer; and (b) in the event that, from the First Tranche Issue Date and prior to the Conversion Date, an Investment Round occurs, a discount equal to 10% of the price of the shares actually applied in the subscription and payment of the portion of the capital increase relating to the Investment Round which resulted in the aggregate amount of the Investment Round of €50,000,000 being reached or exceeded will be applied to the Early Conversion Price. In no event will the Conversion Price exceed $17.64 per ordinary share of the Company
Investments					€ 7,500,000
[custom:ProvisionOfBondIndenture]					€ 1,500,000
Subsequent Event [Member] | American Depository Shares [Member]
Subsequent Event [Line Items]
Shares, Issued | shares			856,602	856,602
Stock Issued			$ 3,222,900	€ 2,977,100
Subsequent Event [Member] | Ordinary Conversion Price [Member]
Subsequent Event [Line Items]
Debt Instrument, Description					(i) 55% of the Ordinary Conversion Price will be represented by the weighted average of the official prices of the Company’s ADSs recorded on the Nasdaq Capital Market in the 90 days preceding the Maturity Date; and (ii) 45% of the Ordinary Conversion Price will be represented by the fair market value of the Company’s ordinary shares determined by an independent financial advisor appointed by Enea (the “Advisor”), according to criteria used internationally for the valuation of companies comparable to the Company and, in particular, the criteria of the so-called “Free Cash Flow Method” and “Venture Capital Method” and, in any case, in compliance with the relevant provisions of Art. 2441(6) of the Italian Civil Code (“Fair Market Value”). A discount will be applied to the Ordinary Conversion Price equal to (i) 6% of the Ordinary Conversion Price, if the Ordinary Conversion Price is equal to or greater than 50% of the weighted average of the official prices of the ADSs recorded on the Nasdaq Capital Market during the 90 days preceding the First Tranche Issue Date; and (ii) 3% of the Ordinary Conversion Price, if the Ordinary Conversion Price is less than 50% of the weighted average of the official prices of the ADSs recorded on the Nasdaq Capital Market in the 90 days preceding the First Tranche Issue Date.
Subsequent Event [Member] | Mandatory Convertible Bond [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					6.00%
Subsequent Event [Member] | Mandatory Convertible Bond [Member] | Forecast [Member]
Subsequent Event [Line Items]
[custom:PaymentForBonds]	€ 12,500,000	€ 7,500,000
Subsequent Event [Member] | Conversion Shares [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount					€ 50,000,000
AGC Biologics Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cost of Goods and Services Sold						€ 600,000
Subscription Agreement [Member] | Subsequent Event [Member] | Mandatory Convertible Bond [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount					€ 20,000,000
[custom:NumberOfBonds-0] | Integer					2,000
Subscription Agreement [Member] | Subsequent Event [Member] | Convertible Bond [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount					€ 10,000
[custom:DebtInstrumentIssuePrice-0]					€ 10,000
Prior Sales Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding | shares			19,146,468	19,146,468